Cover	Jan. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity File Number	001-40615
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Central Index Key	0001758009
Entity Tax Identification Number	82-4533053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	215 Depot Court, SE
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Leesburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20175
City Area Code	(703)
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares (par value $0.0001 per share)
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false